UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York
                 10105 (Address of principal executive offices)
                                   (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004  (unaudited)

Company                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS-95.0%

Consumer Cyclicals-20.1%
Apparel Manufacturing-4.3%
Jones Apparel Group, Inc.                               457,800   $  16,338,882
Liz Claiborne, Inc.                                     337,800      12,860,046
V. F. Corp.                                             259,000      12,779,060
                                                                  -------------
                                                                     41,977,988
                                                                  -------------

Autos & Auto Parts-3.8%
American Axle & Manufacturing Holdings, Inc.            325,000      11,014,250
Dana Corp.                                              824,200      15,552,654
Group 1 Automotive, Inc.(a)                             392,800      10,790,216
                                                                  -------------
                                                                     37,357,120
                                                                  -------------

Retailers-12.0%
AutoNation, Inc.(a)                                     906,222      14,898,290
BJ's Wholesale Club, Inc.(a)                            601,765      15,236,690
Borders Group, Inc.                                     735,100      17,568,890
Brunswick Corp.                                         137,500       5,405,125
Federated Department Stores, Inc.                       212,000       9,200,800
Foot Locker, Inc.                                       169,700       3,796,189
Office Depot, Inc.(a)                                   752,000      12,039,520
Payless ShoeSource, Inc.(a)                           1,365,100      15,835,160
RadioShack Corp.                                        348,700       9,393,978
The Neiman Marcus Group, Inc. Cl.A                      264,900      14,092,680
                                                                  -------------
                                                                    117,467,322
                                                                  -------------
                                                                    196,802,430
                                                                  -------------

Financial-16.2%
Major Regional Banks-5.1%
Banknorth Group, Inc.                                   347,000      11,787,590
Hibernia Corp. Cl.A                                     384,000      10,310,400
Popular, Inc.                                           279,000       6,751,800
UnionBanCal Corp.                                       180,000      10,702,800
Whitney Holding Corp.                                   243,500      10,032,200
                                                                  -------------
                                                                     49,584,790
                                                                  -------------

Multi-Line Insurance-2.6%
PacifiCare Health Systems, Inc.(a)                      335,400      10,937,394
StanCorp Financial Group, Inc.                          198,200      14,369,500
                                                                  -------------
                                                                     25,306,894
                                                                  -------------

Property - Casualty Insurance-3.8%
Fidelity National Financial, Inc.                       117,600       4,427,640
Old Republic International Corp.                        610,800      14,384,340


                                  1       ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

Company                                                  Shares           Value
--------------------------------------------------------------------------------

PartnerRe, Ltd.                                         101,586       5,214,409
Radian Group, Inc.                                      304,200      13,476,060
                                                                  -------------
                                                                     37,502,449
                                                                  -------------

Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a)                           280,000       3,278,800
                                                                  -------------

Savings & Loan-4.4%
Astoria Financial Corp.                                 327,100      11,886,814
Commercial Federal Corp.                                380,000      10,362,600
MAF Bancorp, Inc.                                        29,513       1,234,529
Sovereign Bancorp, Inc.                                 550,000      12,023,000
Washington Federal, Inc.                                283,745       7,309,271
                                                                  -------------
                                                                     42,816,214
                                                                  -------------
                                                                    158,489,147
                                                                  -------------

Capital Equipment-12.7%
Auto & Truck Parts-4.9%
ArvinMeritor, Inc.                                      901,500      17,218,650
BorgWarner, Inc.                                        248,000      11,095,520
Modine Manufacturing Co.                                243,000       7,241,400
PACCAR, Inc.                                            202,500      12,188,475
                                                                  -------------
                                                                     47,744,045
                                                                  -------------

Electrical Equipment-2.3%
Anixter International, Inc.                             238,900       8,426,003
Cooper Industries, Ltd. Cl.A                            252,000      13,915,440
                                                                  -------------
                                                                     22,341,443
                                                                  -------------

Machinery-2.7%
Lincoln Electric Holdings, Inc.                         269,500       8,101,170
Moog, Inc. Cl.A(a)                                      351,600      12,499,380
Terex Corp.(a)                                          180,200       6,510,626
                                                                  -------------
                                                                     27,111,176
                                                                  -------------

Miscellaneous Capital Goods-2.8%
Parker-Hannifin Corp.                                   230,000      12,505,100
Textron, Inc.                                           234,550      14,891,580
                                                                  -------------
                                                                     27,396,680
                                                                  -------------
                                                                    124,593,344
                                                                  -------------

Non-Financial-8.5%
Building Material - Heat/Plumbing/Air-1.5%
Hughes Supply, Inc.                                     245,800      14,893,022
                                                                  -------------

Cement-1.8%
Texas Industries, Inc.                                  395,000      17,301,000
                                                                  -------------

Home Building-2.3%
Pulte Corp.                                             376,000      22,165,200
                                                                  -------------


                                  2       ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

Company                                                  Shares           Value
--------------------------------------------------------------------------------

Miscellaneous Building-2.9%
Beazer Homes USA, Inc.                                  135,900      13,270,635
Harsco Corp.                                            345,000      15,483,600
                                                                  -------------
                                                                     28,754,235
                                                                  -------------
                                                                     83,113,457
                                                                  -------------

Industrial Commodities-8.3%
Chemicals-4.0%
Albemarle Corp.                                         422,800      14,062,328
Crompton Corp.                                          846,000       5,828,940
Cytec Industries, Inc.                                  394,300      19,021,032
                                                                  -------------
                                                                     38,912,300
                                                                  -------------

Containers - Metal/Glass/Paper-0.7%
Ball Corp.                                              199,800       7,460,532
                                                                  -------------

Miscellaneous Metals-1.5%
Reliance Steel & Aluminum Co.                           387,400      14,694,082
                                                                  -------------

Paper-0.7%
Meadwestvaco Corp.                                      219,800       6,626,970
                                                                  -------------

Miscellaneous Industrial Commodities-1.4%
United Stationers Inc.(a)                               341,866      14,074,623
                                                                  -------------
                                                                     81,768,507
                                                                  -------------

Technology-8.1%
Communication - Equip. Mfrs.-3.5%
ADC Telecommunications, Inc.(a)                       3,957,300       8,468,622
Andrew Corp.(a)                                       1,027,600      11,396,084
Nortel Networks Corp. (Canada)(a)                     1,470,200       5,527,952
Tellabs, Inc.(a)                                      1,020,000       9,251,400
                                                                  -------------
                                                                     34,644,058
                                                                  -------------

Computer/Instrumentation-1.0%
Adaptec, Inc.(a)                                      1,327,000       9,262,460
                                                                  -------------

Computers-0.9%
Western Digital Corp.(a)                              1,201,900       8,966,174
                                                                  -------------

Miscellaneous Industrial Technology-1.5%
Arrow Electronics, Inc.(a)                              160,000       3,462,400
Avnet, Inc.(a)                                          170,000       2,699,600
Solectron Corp.(a)                                      816,800       4,214,688
Tech Data Corp.(a)                                      120,000       4,519,200
                                                                  -------------
                                                                     14,895,888
                                                                  -------------

Semiconductors-1.2%
Vishay Intertechnology, Inc.(a)                         945,300      12,052,575
                                                                  -------------
                                                                     79,821,155
                                                                  -------------


                                  3       ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

Company                                                  Shares           Value
--------------------------------------------------------------------------------

Consumer Staples-6.1%
Beverages - Soft, Lite & Hard-1.7%
Constellation Brands, Inc. Cl.A(a)                      465,400      17,112,758
                                                                  -------------

Foods-3.9%
Corn Products International, Inc.                       162,700       7,508,605
Del Monte Foods Co.(a)                                1,512,100      15,952,655
Universal Corp.                                         318,000      14,351,340
                                                                  -------------
                                                                     37,812,600
                                                                  -------------

Retail - Food-0.5%
SUPERVALU, Inc.                                         190,000       5,008,400
                                                                  -------------
                                                                     59,933,758
                                                                  -------------

Consumer Growth-5.8%
Hospital Management-0.9%
Universal Health Services, Inc. Cl.B                    200,000       9,010,000
                                                                  -------------

Hospital Supplies-1.1%
Owens &  Minor, Inc.                                    447,000      10,951,500
                                                                  -------------

Photography-1.4%
IKON Office Solutions, Inc.                           1,216,100      13,717,608
                                                                  -------------

Publishing-0.8%
Reader's Digest Association, Inc. Cl.A                  546,000       7,764,120
                                                                  -------------

Miscellaneous Consumer Growth-1.6%
URS Corp.(a)                                            609,400      15,052,180
                                                                  -------------
                                                                     56,495,408
                                                                  -------------

Utilities-4.6%
Electric Companies-4.6%
Constellation Energy Group, Inc.                        265,000      10,891,500
Northeast Utilities                                     540,000      10,351,800
PNM Resources, Inc.                                     485,100      10,366,587
Puget Energy, Inc.                                      388,000       8,889,080
WPS Resources Corp.                                     103,800       4,844,346
                                                                  -------------
                                                                     45,343,313
                                                                  -------------

Energy-2.8%
Oils - Integrated Domestic-1.5%
Amerada Hess Corp.                                      109,000       8,774,500
Valero Energy Corp.                                      94,500       6,239,835
                                                                  -------------
                                                                     15,014,335
                                                                  -------------

Oils - Integrated International-1.3%
Pogo Producing Co.                                      282,600      12,428,748
                                                                  -------------
                                                                     27,443,083
                                                                  -------------


                                 4        ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

Company                                                  Shares           Value
--------------------------------------------------------------------------------

Services-1.8%
Miscellaneous Industrial Transportation-0.9%
SEACOR SMIT, Inc.(a)                                    200,000       8,634,000
                                                                  -------------

Truckers-0.9%
USF Corp.                                               255,200       8,743,152
                                                                  -------------
                                                                     17,377,152
                                                                  -------------

Total Common Stocks
(cost $813,362,760)                                                 931,180,754
                                                                  -------------

                                                      Principal
                                                         Amount
                                                          (000)

SHORT-TERM INVESTMENT-4.8%

Time Deposit-4.8%
State Street Euro Dollar
0.85%, 9/01/04
(cost $47,250,000)                                $      47,250      47,250,000
                                                                  -------------

Total Investments-99.8%
(cost $860,612,760)                                                 978,430,754
Other assets less liabilities-0.2%                                    1,965,986
                                                                  -------------
Net Assets-100%                                                   $ 980,396,740
                                                                  -------------


(a)   Non-income producing security.


                                 5        ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004